Combined Prospectus - Combined Prospectus: 1	Mar. 04, 2026 USD ($)
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price of Securities Previously Registered	$ 1,000,000,000.00
Form Type	N-2
File Number	333-272265
Initial Effective Date	Jan. 23, 2024
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which relates to (i) the Registration Statement File No. 333-272265, dated January 22, 2024, previously filed by Coller Secondaries Private Equity Opportunities Fund (the "Registrant") on Form N-2 (the "Initial Registration Statement"), and (ii) the registration by the Registrant of additional securities as set forth in this registration statement (the "Registration Statement"). Pursuant to the Initial Registration Statement, a total of $1,000,000,000 shares of beneficial interest were previously registered. This Registration Statement has registered an additional $2,000,000,000 of shares of beneficial interest, resulting in a total of $3,000,000,000 in registered shares of beneficial interest.